FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Derivative Financial Instruments - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative asset
Derivative asset, current	$ 36,542	$ 5,668
Derivative liability
Derivative liability, current	10,421	143,200
Derivative liability, noncurrent		7,098
Equity Swaps
Derivative liability
Derivative liability, current		969
Commodity Contract | Oil
Derivative asset
Derivative asset, current	9,834	1,771
Derivative liability
Derivative liability, current	10,421	141,364
Derivative liability, noncurrent		7,098
Commodity Contract | Gas
Derivative asset
Derivative asset, current	$ 26,708	3,897
Derivative liability
Derivative liability, current		$ 867